INVENTORIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Inventory Disclosure [Line Items]
Period of time on the market when inventory adjustment formula is first applied	2 years
Raw materials and consumables	$ 370	$ 287	$ 219
Work-in-progress	61	100	88
Finished goods and goods for resale	1,260	1,227	1,088
Total inventories	1,691	1,614	1,395
Foreign exchange movements	(1)	(1)
Cost of inventories recognised as an expense and included in cost of goods sold	1,129	1,147	1,126
Loss on factory shutdown costs or reduction in production	85
Inventories recognised as an expense within cost of goods sold resulting from inventory write-offs	144	70	$ 94
Reserves for excess and obsolete inventories
Schedule Of Inventory Disclosure [Line Items]
Provision	377
Excess and obsolete inventory
Schedule Of Inventory Disclosure [Line Items]
Provision	$ 377	$ 308
Orthopaedic instruments | Minimium
Schedule Of Inventory Disclosure [Line Items]
Useful economic life	3 years
Orthopaedic instruments | Maximum
Schedule Of Inventory Disclosure [Line Items]
Useful economic life	7 years